VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table presents the summarized financial information about the Company’s consolidated VIE before eliminations, which are included in the Consolidated Balance Sheets as of December 31, 2024 and December 31, 2023. Cresco Labs Michigan, LLC was determined to be a VIE, as the Company possesses the power to direct activities through written agreements and is subject to the risks and rewards as a primary beneficiary:

	December 31, 2024	December 31, 2023
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Current assets	$15,056	$15,485
Non-current assets	82,910	75,622
Current liabilities	(1,741)	(1,476)
Non-current liabilities	(132,230)	(124,793)
Non-controlling interests	981	258
Deficit attributable to Cresco Labs Inc.	35,024	34,904
The following table presents the summarized financial information about the Company’s consolidated VIE before eliminations, which are included in the Consolidated Statements of Operations for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
($ in thousands)	Cresco Labs Michigan, LLC	Cresco Labs Michigan, LLC
Revenue	$23,275	$25,046
Net loss attributable to non-controlling interests	(899)	(258)
Net loss attributable to Cresco Labs Inc.	(5,327)	(4,445)
Net loss	(6,226)	(4,703)